UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23188

Partners Group Private Income Opportunities, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE INCOME OPPORTUNITIES, LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2019
(Unaudited)

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2019 (Unaudited)

Schedule of Investments	1-3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8-9
Notes to Financial Statements	10-19
Fund Expenses	20
Other Information	21

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2019 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Private Investments (96.88%) Direct Equity (10.91%)	Investment Type	Acquisition Date	Shares	Fair Value*
North America (10.91%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	2,830,295	$3,188,700
Alliant Holdings, Inc. +, a	Preferred equity	01/18/19	3,000	3,000,000
BI Gen Holdings, Inc. +, a	Common equity	09/05/18	14,561	156,319
CB Titan MidCo Holdings, Inc. +, a	Common equity	05/01/17	56,634	94,403
Checkers Drive-in Restaurants, Inc. (US) +, a	Common equity	08/21/19	108	3
ConvergeOne Investment L.P. +, a	Common equity	06/28/19	233	232,500
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	250,000	123,215
KENE Holdings, L.P. +, a, b	Limited partnership interest	08/08/19	—	219,375
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/11/18	548	408,946
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	292,581
Safari Co-Investment L.P. +, a, b	Limited partnership interest	03/14/18	—	312,533
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	2,500	72,764
Total North America (10.91%)				8,101,339
Total Equity (10.91%)				$8,101,339

Direct Debt (85.97%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
Asia - Pacific (0.94%)
C0001 Pty Ltd +, a	PIK 12.75%	08/31/17	08/31/23	Mezzanine	$669,751	$697,096
Total Asia - Pacific (0.94%)						697,096

North America (65.10%)
Berry Global, Inc. +, a	Cash 4.00% + L^^	08/01/19	07/01/26	Senior	1,400,000	1,404,739
Bracket Intermediate Holding Corp. +, a	Cash 8.13% + L (1.00% Floor)^^	09/05/18	08/31/26	Second Lien	1,950,000	1,911,000
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	402,912	409,297
Campaign Monitor (UK) Limited +, a	Cash 8.50% + L (1.00% Floor)^^	05/06/19	11/06/25	Second Lien	1,501,042	1,427,641
Chase Industries, Inc. [a,c]	Cash 7.25% + L (1.00% Floor)^^	05/11/18	05/11/26	Second Lien	500,000	—
Chase Industries, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	05/11/18	05/11/26	Second Lien	1,925,000	1,888,000
Checkers Holdings, Inc. +, a	Cash 8.00% + L (1.00% Floor)^	04/25/17	04/25/25	Second Lien	458,674	271,930
Checkers Holdings, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	05/09/17	04/25/24	Senior	155,200	107,603
CIBT Global, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	06/19/17	06/01/24	Senior	437,920	423,688
Clarity Telecom, LLC +, a	Cash 8.25% + L (1.00% Floor)^	09/12/19	08/30/27	Second Lien	2,025,000	1,974,375
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	2,325,000	2,057,625
CSC Holdings, LLC +, a	Cash 2.25% + L^	07/31/19	01/15/26	Senior	997,494	998,292
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 6.75% + L (0.75% Floor)^	03/01/18	02/02/26	Second Lien	2,089,500	2,047,500
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	05/12/17	04/14/22	Senior	1,303,932	1,288,754

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
North America (continued)
Edgewood Partners Holdings, LLC +, a	Cash 4.25% + L (1.00% Floor)^	09/29/17	09/08/24	Senior	$919,965	$917,229
Envision Healthcare Corporation +, a	Cash 7.75% + L^	10/11/18	10/11/26	Mezzanine	3,765,450	2,790,575
Envision Healthcare Corporation +, a	Cash 3.75% + L^	06/04/19	10/10/25	Senior	997,494	812,407
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	07/31/17	05/02/24	Second Lien	1,559,985	1,591,697
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^	02/07/18	01/31/25	Senior	461,647	454,320
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	07/25/17	06/22/24	Senior	987,188	981,702
Idera, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	08/03/17	06/27/24	Senior	656,073	661,807
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	08/08/19	08/08/26	Second Lien	1,462,500	1,410,289
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	07/30/18	07/30/26	Second Lien	2,935,385	2,824,721
Ministry Brands, LLC +, a	Cash 4.00% + L (1.00% Floor)^	04/11/17	12/02/22	Senior	1,271,639	1,227,972
National Spine & Pain Centers, LLC +, a	Cash 4.50% + L (1.00% Floor)^	06/30/17	06/02/24	Senior	541,125	542,512
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	2,397,000	2,352,000
Peraton Corp. +, a	Cash 5.25% + L (1.00% Floor)^	06/09/17	04/29/24	Senior	585,000	582,101
Perforce Software, Inc. +, a	Cash 4.50% + L^^	07/19/19	07/01/26	Senior	1,700,000	1,701,700
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	619,250	521,455
Radiology Partners, Inc. +, a	Cash 4.75% + L^^	07/23/19	07/09/25	Senior	1,994,975	1,966,070
Radiology Partners, Inc. +, a	Cash 8.25% + L^^	08/10/18	07/09/26	Second Lien	4,032,399	3,956,993
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	1,305,627	1,332,016
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	08/21/18	07/30/26	Second Lien	2,120,000	2,042,832
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^	05/01/17	11/01/24	Second Lien	511,875	522,480
Vetcor Professional Practices LLC +, a, c	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	613,333	—
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	2,990,000	2,944,253
Total North America (65.10%)						48,347,575

Rest of World (3.45%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.75% + L^^^	10/12/18	07/10/26	Senior	1,626,741	1,623,325
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/05/18	07/10/25	Second Lien	1,003,029	943,248
Total Rest of World (3.45%)						2,566,573

Western Europe (16.48%)
Alpha Bidco SAS +, a	Cash 3.00% + E##	08/02/18	06/29/25	Senior	1,090,249	1,093,847
Altran Technologies S.A. +, a	Cash 2.75% + E##	04/10/18	03/20/25	Senior	797,564	804,851
Atlas Packaging GmbH +, a	Cash 7.75% + E#	09/14/18	07/31/26	Second Lien	2,688,554	2,644,462
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	2,029,297	2,059,116
Cidron Atrium SE +, a	Cash 7.00% + E (0.50% Floor)###	02/28/18	02/28/26	Second Lien	988,890	1,032,330
EG Finco Limited +, a	Cash 7.75% + E (1.00% Floor)###	06/21/18	04/20/26	Second Lien	1,385,149	1,414,755
Everest Bidco SAS +, a	Cash 7.50% + L (1.00% Floor)^^	07/10/18	07/04/26	Second Lien	1,855,012	1,855,569
RivieraTopco SARL +, a	PIK 8.50%; E (1.00% Floor)###	12/08/17	05/08/24	Mezzanine	1,282,852	1,336,459
Total Western Europe (16.48%)						12,241,389
Total Debt (85.97%)						$63,852,633

Total Private Investments (Cost $74,495,004)(96.88%)						$71,953,972

Total Investments (Cost $74,495,004)(96.88%)						71,953,972

Other Assets in Excess of Liabilities (3.12%)						2,317,011

Net Assets (100.00%)						$74,270,983

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

*

The Fair Value of any Investment may not necessarily reflect the current or expected future performance of such Investment or the Fair Value of the Fund’s interest in such Investment. Furthermore, the Fair Value of any Investment has not been calculated, reviewed, verified or in any way approved by such Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Fund.

+	The fair value of the investment was determined using significant unobservable inputs.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2019 was 2.02%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2019 was 2.09%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of September 30, 2019 was 2.06%.

#	As of September 30, 2019, 1 month Euribor was -0.46%.

##	As of September 30, 2019, 3 month Euribor was -0.42%.

###	As of September 30, 2019, 6 month Euribor was -0.39%.

[a]

Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2019 was $71,953,972, or 100.00% of net assets. As of September 30, 2019, the aggregate cost of each investment restricted to resale was $2,773,690, $2,940,000, $150,000, $56,634, $0, $232,500, $250,000, $219,375, $548,143, $252,000, $256,811, $57,500, $780,113, $1,393,085, $1,911,141, $403,576, $1,469,493, $0, $1,933,911, $467,160, $155,302, $437,369, $1,974,593, $2,191,156, $981,391, $2,091,075, $1,428,377, $918,710, $3,696,488, $949,711, $1,570,506, $461,674, $986,152, $656,299, $1,426,467, $2,851,232, $1,273,153, $540,641, $2,389,269, $584,444, $1,691,698, $536,077, $1,980,257, $4,002,012, $1,313,559, $2,100,923, $515,110, $0, $2,926,672, $1,710,850, $1,054,553, $1,161,050, $904,654, $2,786,304, $2,187,964, $1,112,977, $1,485,659, $1,943,398 and $1,422,146, respectively, totaling $74,495,004.

[b]	Investment does not issue shares.

[c]	Investment has been committed to but has not been funded by the Fund.

Legend:

E - Euribor

L - Libor

PIK - Payment-in-kind

A summary of outstanding financial instruments at September 30, 2019 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
December 19, 2019	Bank of America	$ 9,310,367	€ 8,400,000	$ 9,209,638	$ 100,729
October 24, 2019	Bank of America	$ 4,873,284	£ 3,900,000	$ 4,810,817	$ 62,467
$ 163,196

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Assets and Liabilities –
September 30, 2019 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $74,495,004)	$71,953,972
Cash and cash equivalents	3,353,813
Cash denominated in foreign currencies (cost $1,562,075)	1,546,845
Receivable for investment sold	2,346
Interest receivable	386,362
Unrealized appreciation on forward foreign currency contracts	163,196
Receivable from Adviser	113,338
Prepaid assets	3,926
Total Assets	$77,523,798

Liabilities
Investment purchases payable	$50,428
Distribution, servicing and transfer agency fees payable	23,406
Repurchase amounts payable for tender offers	1,380,454
Shareholder distributions payable	1,200,012
Incentive fee payable	185,436
Management fee payable	158,175
Professional fees payable	69,736
Accounting and administration fees payable	167,233
Custodian fees payable	17,929
Other payable	6
Total Liabilities	$3,252,815

Commitments and contingencies (See note 11)

Net Assets	$74,270,983

Net Assets consists of:
Paid-in capital	$75,425,434
Distributable earnings (accumulated loss)	(1,154,451)
Net Assets	$74,270,983

Class A Shares
Net assets	$10,003
Shares outstanding	1,985
Net asset value per share	$5.04
Class I Shares
Net assets	$74,260,980
Shares outstanding	14,687,703
Net asset value per share	$5.06

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Operations –
For the Six Months Ended September 30, 2019 (Unaudited)

Investment Income
Interest	$3,041,615
Other fee income	15,578
Total Investment Income	3,057,193

Operating Expenses
Management fee	471,889
Professional fees	197,869
Accounting and administration fees	198,127
Board of Managers’ fees	58,668
Insurance expense	2,388
Custodian fees	21,462
Incentive fee	344,127
Transfer agency fees
Class I Shares	30,797
Other expenses	118,445
Total Expenses	1,443,772
Expense waiver from Adviser	(336,630)
Net Expenses	1,107,142

Net Investment Income	1,950,051

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized loss from Private Investments	(34,094)
Net realized loss on foreign currency transactions	(38,350)
Net realized gain (loss) on forward foreign currency contracts	639,526
Net change in accumulated unrealized appreciation (depreciation) on:
Private Investments	(1,775,881)
Foreign currency translation	(7,819)
Forward foreign currency contracts	94,482

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	(1,122,136)

Net Increase (Decrease) in Net Assets From Operations	$827,915

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Increase (decrease) in Net Assets resulting from operations:
Net investment income (loss)	$1,950,051	$2,819,066
Net realized gain (loss) on investments, foreign currency transactions, and forward foreign currency contracts	567,082	830,476
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	(1,689,218)	(1,161,571)
Net increase in Net Assets resulting from operations:	$827,915	$2,487,971

Distributions to unitholders from:
Distributable earnings	(1,901,331)	(3,318,854)
Total distributions to unitholders	$(1,901,331)	$(3,318,854)

Capital transactions (see note 5):
Issuance of Shares
Class I Shares	$4,590,000	$19,753,065
Reinvestment of Shares
Class A Shares	118	149
Class I Shares	982,964	2,320,133
Redemption of Shares
Class I Shares	(1,380,454)	(524,070)
Exchanges of Shares
Class A Shares	—	10,000
Class I Shares	—	(10,000)
Total increase in Net Assets resulting from capital transactions	$4,192,628	$21,549,277

Total increase in Net Assets	$3,119,212	$20,718,394

Net Assets at beginning of period	$71,151,771	$50,433,377
Net Assets at end of period	$74,270,983	$71,151,771

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Cash Flows –
For the Six Months Ended September 30, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$827,915
Adjustments to reconcile Net Increase (decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on Private Investments	1,775,881
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	(94,482)
Net realized (gain) from investments, forward foreign currency contracts and foreign currency transactions	(567,082)
Purchases of Investments	(17,343,132)
Proceeds from sales of investments	3,116,448
Net realized gain on forward foreign currency contracts	639,526
Amortization of premium and accretion of discount, net	(63,057)
Increase in interest receivable	(74,782)
Increase in investment sales receivable	(2,346)
Decrease in receivable from Adviser	426,405
Increase in prepaid assets	(3,032)
Increase in investment purchases payable	5,715
Decrease in management fee payable	(273,463)
Increase in distribution, servicing and transfer agency fees payable	518
Decrease in professional fees payable	(30,264)
Increase in accounting and administrative fees payable	28,849
Increase in custodian fees payable	3,597
Decrease in other payable	(4,822)
Increase in incentive fee payable	106,483
Net Cash Provided by Operating Activities	(11,525,125)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Shares	4,590,000
Distributions paid	(218,378)
Payments for Shares redeemed	(74,380)
Net Cash Provided by Financing Activities	4,297,242

Net change in cash and cash equivalents	(7,227,883)

Effect of exchange rate changes on cash	(38,350)

Cash and cash equivalents at beginning of period	12,166,891
Cash and cash equivalents at End of Period	$4,900,658

Supplemental and non-cash financing activities
Reinvestment of Shares	$983,082

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Financial Highlights –

	Class A Shares
	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Period from June 1, 2017 through March 31, 2018^
Per Share Operating Performance:(1)
Net asset value, beginning of year	$5.11	$5.18	$5.00
Income from investment operations:
Net investment income(2)	0.13	0.23	0.06
Net realized and unrealized gains (losses) on investments	(0.07)	(0.04)	0.12
Net Increase in Net Assets from Operations	0.06	0.19	0.18
Distributions from:
Net investment income	(0.13)	(0.25)	—
Net realized gains	—	(0.01)	—
Total distributions	(0.13)	(0.26)	—
Net asset value, end of period	$5.04	$5.11	$5.18
Total Return(3)(4)	3.54%	3.97%	3.50%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$10	$10	$—	*
Net investment income (loss) to average net assets before Incentive Fee(5)	6.07%	5.12%	1.77	%(4)
Ratio of gross expenses to average net assets, excluding Incentive Fee(5)(6)	2.85%	3.36%	4.49	%(4)
Ratio of Incentive Fee to average net assets(4)	0.46%	0.65%	0.29%
Ratio of gross expenses and Incentive Fee to average net assets(5)(6)(7)	3.30%	4.01%	4.78	%(4)(7)
Ratio of expense waivers to average net assets(5)	(0.81)%	(1.42)%	(2.48	)%(4)
Ratio of net expenses and Incentive Fee to average net assets(5)(7)	2.49%	2.59%	2.30	%(4)(7)
Ratio of net expenses to average net assets, excluding Incentive Fee(5)(7)	2.04%	1.94%	2.01	%(4)(7)

Portfolio Turnover	4.75%	83.44%	19.18	%(6)

^	Class A commenced operations on June 1, 2017.

(1)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(2)	Calculated using average shares outstanding.

(3)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(7)	The Incentive Fee and/or organizational expenses are not annualized.

*	Amount rounds to less than $1,000.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Financial Highlights –

	Class I Shares
	For the Six Months Ended September 30, 2019 (unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Per Share Operating Performance(1)
Net asset value, beginning of year	$5.13	$5.19	$5.00
Income from investment operations:
Net investment income (loss)(2)	0.13	0.22	0.14
Net realized and unrealized gain (loss) on investments	(0.07)	(0.02)	0.13
Net Increase in Net Assets from Operations	0.06	0.20	0.27
Distributions from:
Net investment income	(0.13)	(0.25)	(0.08)
Net realized gains	—	(0.01)	— *
Total distributions	(0.13)	(0.26)	(0.08)
Net asset value, end of period	$5.06	$5.13	$5.19
Total Return(3)(4)	3.52%	3.78%	5.48%

Ratio/Supplemental Data:
Net assets, end of period in thousands (000’s)	$74,261	$71,142	$50,433
Net investment income (loss) to average net assets before Incentive Fee(5)	6.13%	4.98%	3.23%
Ratio of gross expenses to average net assets, excluding Incentive Fee(5)(6)	2.94%	3.41%	5.51%
Ratio of Incentive Fee to average net assets(4)	0.46%	0.65%	0.48%
Ratio of gross expenses and Incentive Fee to average net assets(5)(6)(7)	3.40%	4.06%	5.99%
Ratio of expense waivers to average net assets(5)	(0.90)%	(1.41)%	(3.51)%
Ratio of net expenses and Incentive Fee to average net assets(5)(7)	2.50%	2.65%	2.48%
Ratio of net expenses to average net assets, excluding Incentive Fee(5)	2.04%	2.00%	2.00%

Portfolio Turnover(4)	4.75%	83.44%	19.18%

(1)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(2)	Calculated using average shares outstanding.

(3)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(7)	The Incentive Fee and/or organizational expenses are not annualized.

*	Amount rounds to less than $0.005.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited)

1. Organization

Partners Group Private Income Opportunities, LLC (the “Fund”) is a Delaware limited liability company that was organized on August 16, 2016 and commenced operations on April 1, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. On August 30, 2016, the Fund filed an application to register shares of limited liability company interests of the Fund (“Shares”) as securities under the Securities Act of 1933, as amended (the “1933 Act”). The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) pursuant to an amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. The Fund’s investment objective is to generate attractive risk adjusted returns and current income by investing in a diversified portfolio of predominantly credit related opportunities. Shares are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the 1933 Act. Holders of Shares becomes shareholders of the Fund (the “Shareholders”).

The Fund offers two separate classes of Shares designated as Class A Shares (the “Class A Shares”) and Class I Shares (the “Class I Shares”). While the Fund currently offers only two classes of Shares, it may offer additional classes of Shares in the future. The Class A Shares and the Class I Shares have, and each additional class of Shares issued by the Fund, if any, will have, different characteristics, particularly in terms of the sales charges that Shareholders of that class bear, and the distribution and service fees that are charged to such class. The Adviser has received an exemptive order from the SEC for the Fund’s multi-class structure.

Each class of Shares represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Shares based on the relative net assets of each class of Shares to the total net assets of the Fund. Each class of Shares differs in its distribution and service plan, if any, and certain other class specific expenses.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund constitute a diversified portfolio of predominantly credit-related instruments, including but not limited to, first and second lien senior secured loans, secured unitranche debt, unsecured debt (e.g., mezzanine debt), structurally subordinated instruments, as well as public debt, corporate bonds, other debt securities and equity investments (“Private Investments”).

The Adviser estimates the fair value of the Fund’s Private Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”), that have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Investments are valued.

Fair value determinations for Private Investments for which exchange or market quotations are readily available are valued based on such market quotations unless the Adviser determines that such market quotations do not represent fair value. In determining whether market quotations represent fair value, the Adviser considers different factors such as the source and the nature of the quotations in order to determine whether the quotations represent fair value. The Adviser makes use of reputable financial information providers in order to obtain the relevant quotations.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For debt and equity securities, which are not valued by reference to market quotations, the fair value is determined in good faith by the Adviser. In determining the fair values of these investments, the Adviser typically applies widely recognized market, market comparable loans and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third party valuations. To determine fair value, these methods are applied to the latest information provided by the underlying investment or other business counterparties (e.g., debt agents) such as last twelve months or forecast / budgeted EBITDA, sales, and net income figures or forecast cash flows. Because of inherent uncertainty in valuation, the estimated values may differ from the values that would be been used had a ready market for the securities existed, and the differences could be material.

In certain circumstances the Adviser may determine that cost best approximates the fair value of the particular Private Investment.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services employed by the Fund. The Adviser employs valuation techniques for Private Investments held by the Fund, which include discounted cash flow methods market comparables.

The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund. Accordingly, the valuation attributed to a Private Investment held by the Fund and the valuation attributed to the same Private Investment held by another client of the Adviser or of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund versus to such other client.

c. Cash and Cash Equivalents

Pending investment in Private Investments and in order to maintain liquidity, the Fund holds cash, including amounts held in foreign currencies, in short-term interest bearing deposit accounts. At times, those amounts may exceed any applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2019, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	1
Pounds Sterling	4
Euros	7

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the year.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the six months ended September 30, 2019, the Fund entered into 10 long/short forward foreign currency exchange contracts. As disclosed in the Statement of Assets and Liabilities, the Fund had $163,196 in unrealized appreciation and $0 in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Statement of Operations, the Fund had $639,526 in net realized gains and $94,482 change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2019 are representative of contract amounts during the year.

f. Investment Income

The Fund records distributions of cash or in-kind securities on a Private Investment at fair value based on the information contained in notices provided to the Fund when the distributions on Private Investments are received. Thus, the Fund recognizes within the Statement of Operations its share of realized gains or (losses) and the Fund’s share of net investment income or (loss) based upon information received about distributions on Private Investments. Unrealized appreciation (depreciation) on investments within the Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Fund’s share of undistributed net investment income or (loss) from Private Investments for the relevant period.

For certain transactions, the Fund accounts for particular income received as other income and transaction income. Other income includes transfer fees, amendment fees, unfunded fees and any other income that is not categorized as interest income. The transaction income is an extraordinary item of income for certain investments. It includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, syndication fees, and any other fees payable to the Fund in connection with the purchase, monitoring, or disposition of Fund investments or unconsummated transactions.

g. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; Board fees; and expenses of meetings of the Board.

h. Income Taxes

The Fund recognizes tax positions in its financial statements only when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized upon settlement. The Fund reports any interest expense related to income tax matters in income tax expense, and any income tax penalties under expenses in the Statement of Operations.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction, and based on such review, the Fund has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Effective January 1, 2017, the Fund filed an election with the Internal Revenue Service to be treated as an association taxable as a corporation for U.S. federal income tax purposes. Furthermore, effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Shareholders and to meet certain diversification and income requirements with respect to its investments.

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

j. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statement of Assets and Liabilities. The Fund has adopted the new disclosure requirements on offsetting in the following table that presents the Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of September 30, 2019:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Pledged	Net Amount[1]
Bank of America	$163,196	$—	$—	$—	$163,196

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

k. Recently Adopted Accounting Pronouncement

In October 2018, the SEC adopted the final rule under SEC release No. 33-10532, Disclosure Update and Simplification, amending certain disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. The Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income in the Statement of Changes in Net Assets.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework, to modify the disclosure requirements on fair value measurements. The provisions include several changes for disclosures including for unrealized gains/losses, transfers in and out of investments held as Level 3 fair value investments and information related to measurement uncertainties. The provisions include the removal of disclosures of transfers between investments held as Level 1 and Level 2 fair value investments and the reduction of disclosures of liquidation of investees assets. For all entities, the amendments for this update are effective for annual periods beginning after December 15, 2019. Certain provisions require retrospective application upon adoption. The Adviser is currently evaluating the impact that the adoption of this standard will have on the Fund’s financial statements and related disclosures.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are other than quoted prices in active markets (i.e., Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following table presents the Fund’s Investments at September 30, 2019 measured at fair value. Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Private Investments:
Debt	$—	$—	$63,852,633	$63,852,633
Equity	—	—	8,101,339	8,101,339
Total Private Investments*	$—	$—	$71,953,972	$71,953,972
Total Investments	$—	$—	$71,953,972	$71,953,972
Other Financial Instruments
Foreign Currency Exchange Contracts**	$163,196	$—	$—	$163,196
Total Foreign Currency Exchange Contracts	$163,196	$—	$—	$163,196

*	Private Investments are detailed in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are detailed in Note 2.e.

The following is a reconciliation of the amount of the account balances on April 1, 2019 and September 30, 2019 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of April 1, 2019	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of premium/ discount	Net transfers in or out of Level 3	Balance as of September 30, 2019
Private Investments:
Debt	$52,251,266	$(30,414)	$(1,884,516)	$15,283,177	$(1,829,507)	$62,627	$—	$63,852,633
Equity	7,222,940	—	108,635	772,954	(3,190)	—	—	8,101,339
Total Private Investments	$59,474,206	$(30,414)	$(1,775,881)	$16,056,131	$(1,832,697)	$62,627	$—	$71,953,972

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the six months ended September 30, 2019, there were no transfers between levels.

The amount of the net change in unrealized depreciation for the six months ended September 30, 2019 relating to investments in Level 3 assets still held at September 30, 2019 is $1,842,890, which is included as a component of net change in accumulated unrealized appreciation on investments on the Statement of Operations.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2019:

Type of Security	Fair Value at September 30, 2019 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Private Investments:
Debt	$25,933	Broker quotes	Indicative quotes for an inactive market	n/a – n/a (n/a)
	$36,185	Discounted cash flow	Discount factor	4.58% – 21.07% (8.81%)
	$2	Exit Price	Recent transaction price	n/a – n/a (n/a)
	$1,974	Recent financing	Recent transaction price	n/a – n/a (n/a)
Equity	$7,649	Market comparable companies	Enterprise value to EBITDA multiple	8.89x – 17.30x (12.77x)
	$452	Recent financing	Recent transaction price	n/a – n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 equity investments valued using an unobservable input factor are directly affected by a change in that factor. For Level 3 debt investments, the Fund arrives at a fair value through the use of an earnings and multiples analysis or a discounted cash flows analysis that considers the credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

4. Distributions/Allocation of Shareholders Capital

The Fund contemplates declaring quarterly dividends each calendar year constituting all or substantially all of its investment company taxable income. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. Unless Shareholders elect to receive distributions in the form of cash, the Fund intends to make its ordinary distributions in the form of additional Shares under a dividend reinvestment plan. Any distributions reinvested will nevertheless remain taxable to Shareholders that are U.S. persons.

5. Share Transactions/Subscription and Repurchase of Shares

Shares generally are offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan (the “Distribution Plan”) for its Class A Shares which allows the Fund to pay distribution fees for the promotion and distribution of its Class A Shares and the provision of personal services to holders of Class A Shares. Under the Distribution Plan, the Fund may pay as compensation to the Fund’s distributor or other qualified recipients up to 0.70% on an annualized basis of the Fund’s net asset value attributable to Class A Shares (the “Distribution Fee”). The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Shares. Class I Shares are not subject to the Distribution Fee and do not bear any expenses associated therewith. In addition, subscriptions for Class A Shares may be subject to a sales load (the “Sales Load”) of up to 3.50% of the subscription amount. No Sales Load may be charged without the consent of the distributor.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited) (continued)

5. Share Transactions/Subscription and Repurchase of Shares (continued)

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Shares having an aggregate value of no more than 5% of the Fund’s net assets on or about the first anniversary of the Initial Closing Date and each January 1st, April 1st, July 1st and October 1st. A 2.00% early repurchase fee will be charged by the Fund for any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the first anniversary of the Shareholder’s purchase of such Shares.

Transactions in Fund Shares were as follows:

	For the Six Months Ended September 30, 2019		For the Year Ended March 31, 2019
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class A Shares
Sale	—	$—	—	$—
Redemptions	—	—	—	—
Reinvestments	23	118	30	149
Class exchanges	—	—	1,930	10,000
Net increase (decrease)	23	$118	1,960	$10,149
Class I Shares
Sales	892,541	$4,590,000	3,812,556	$19,753,065
Redemptions	(273,033)	(1,380,454)	(101,881)	(524,070)
Reinvestments	191,883	982,964	454,645	2,320,133
Class exchanges	—	—	(1,923)	(10,000)
Net increase (decrease)	811,391	$4,192,510	4,163,397	$21,539,128

6. Management Fee, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the Fund’s net asset value. For the six months ended September 30, 2019, the Fund accrued $471,889 in management fees for the Adviser (subject to waiver, deferral or reduction under the Expense Limitation Agreement as defined below).

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited) (continued)

6.	Management Fee, Incentive Fee and Fees and Expenses of Managers (continued)

In addition, the Investment Management Agreement provides that an incentive fee (the “Incentive Fee”) is payable to the Adviser at the end of each calendar quarter (and certain other times). For the period ended December 31, 2018, the Incentive Fee was calculated and payable quarterly in arrears equal to 15% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. Effective January 1, 2019, the Incentive Fee is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s “pre-incentive fee net investment income” when the Fund’s “pre-incentive fee net investment income” reaches 1.47% of net assets (5.88% annualized). For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Investment Management Fee, but excluding the Incentive Fee). For the six months ended September 30, 2019 an aggregate Incentive Fee of $344,127 was earned by the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund dated March 20, 2017, pursuant to which the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Annual Net Expenses (excluding taxes, brokerage commissions, interest from borrowing, borrowing costs, certain transaction-related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee and acquired fund fees and expenses) do not exceed 2.70% on an annualized basis with respect to the Class A Shares and 2.00% on an annualized basis with respect to the Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided (a) it is able to effect such recoupment and remain in compliance with the Expense Limit and (b) such recoupment does not cause the Fund’s expense ratio after recoupment to exceed the Fund’s net expense ratio in place at the time such amounts were waived. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the six months ended September 30, 2019, the Fund accrued $336,630 pursuant to the Expense Limitation Agreement that the Adviser has agreed to pay. The total amount pending reimbursement as of September 30, 2019 is $113,338.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), the Fund pays each Independent Manager an annual retainer fee of $29,333. The Independent Managers do not receive any pension or retirement benefits. The Fund also reimburses the expenses of the Independent Managers in connection with their services as Managers.

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. At September 30, 2019, the Fund did not hold any affiliated investments.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services under an Accounting and Administration Agreement between the Fund and the Administrator. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2019, the Fund accrued $198,127 in administration and accounting fees.

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2019 amounted to $17,343,132. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2019 amounted to $3,116,448. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the investments as to the amounts of taxable income allocated to the Fund as of September 30, 2019.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2019 (Unaudited) (continued)

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2019, the Fund had funded $125,900,231 or 98.1% of the $128,347,210 of its total commitments to Private Investments.

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Private Investments. Typically, Private Investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Private Investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner.

Investments in Shares provide limited liquidity because Shareholders will not be able to redeem Shares on a daily basis because the Fund is a closed-end fund. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

13. Tax Information

As of September 30, 2019, the Fund’s aggregate investment unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$74,495,004	$14,183,651
Gross unrealized appreciation	753,270	163,196
Gross unrealized depreciation	(3,294,302)	—
Net unrealized investment appreciation (depreciation)	$(2,541,032)	$163,196

The tax cost of the Fund’s investments as of September 30, 2019, approximates their amortized cost.

14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the financial statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from April 1 through September 30, 2019 (Unaudited)

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended September 30, 2019.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Actual
Class A Shares	$1,000.00	$1,011.10	$ 14.82	2.94%
Class I Shares	$1,000.00	$1,011.20	$ 14.92	2.96%

	Beginning Account Value (4/1/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,010.30	$ 14.82	2.94%
Class I Shares	$1,000.00	$1,010.20	$ 14.92	2.96%

*

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2019.

**

Annualized ratio of expenses to average net assets for the period from April 1, 2019 through September 30, 2019. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (II) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT (and its predecessor form, Form N-Q) is available on the SEC’s website at www.sec.gov.

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Income Opportunities, LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2019

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	December 2, 2019

*	Print the name and title of each signing officer under his or her signature.